Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Operating lease revenue	$ 359,409	$ 376,437	$ 230,716
Equity earnings from unconsolidated subsidiaries	1,871	9,383	5,647
Gain on sale of aircraft	6,277	8,360	9,137
Gain on sale of investment in unconsolidated subsidiary		36,882
Lease termination settlement			2,135
Interest and other income	1,930	1,634	1,154
Total revenues	369,487	432,696	248,789
Expenses
Depreciation	146,400	136,633	95,718
Aircraft impairment	8,825	11,382	7,500
Interest expense	120,399	142,491	90,547
Net (gain) loss on extinguishment of debt	(15,881)	7,628
Selling, general and administrative	37,418	40,192	27,248
Ineffective, dedesignated and terminated derivatives	(1,263)	31,871
Acquisition costs			18,038
Maintenance and other costs	15,454	10,968	4,400
Total expenses	311,352	381,165	243,451
Net income before provision for income taxes	58,135	51,531	5,338
Provision for income taxes	5,659	3,862	4,242
Net income	$ 52,476	$ 47,669	$ 1,096
Weighted average number of shares:
Basic	34,129,880	25,792,932	25,843,348
Diluted	34,243,456	25,961,605	25,992,062
Earnings per share:
Basic	$ 1.51	$ 1.81	$ 0.03
Diluted	$ 1.50	$ 1.80	$ 0.03
Dividends declared and paid per share	$ 0.88	$ 0.84	$ 0.80